SPECIAL CASH DIVIDEND TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2017
SPECIAL CASH DIVIDEND TO SHAREHOLDERS [Abstract]
SPECIAL CASH DIVIDEND TO SHAREHOLDERS
16.	SPECIAL CASH DIVIDEND TO SHAREHOLDERS

In April 2016, the Group declared a special cash dividend of $0.2 per share on the Company's ordinary shares. $12,034 was paid in 2016 and $4 remained payable as of December 31, 2017.

In April 2017, the Group declared a special cash dividend of $1.5 per share on the Company's ordinary shares. $95,236 was paid in 2017 and $27 remained payable as of December 31, 2017.